Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Net operating loss carry forwards	$ 2,188,458	$ 1,394,349
Accrued expenses	36,094	27,184
Lease liabilities	840,258	641,646
Share of investee’s loss	33,764	27,125
Unrealized gains and losses for internal related parties	145,804	1,521
Provision for credit losses	168,227	117,213
Others	7,259
Valuation allowances	(2,495,112)	(935,005)
Total deferred tax assets	924,752	1,274,033
Deferred tax liabilities:
ROU assets	758,483	576,986
Intangible assets	344,139	378,344
Total deferred tax liabilities	1,102,622	955,330
Net deferred tax assets	73,942	697,047
Net deferred tax liabilities	$ 251,812	$ 378,344